Share-based Payments - Summary of Weighted Average Fair Value of Awards at Grant Date (Details)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 JPY (¥)	Mar. 31, 2022 USD ($)
BIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	¥ 4,527		¥ 3,759		¥ 3,738
ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	4,527		3,759		3,738
Equity-Settled LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	¥ 2,273	$ 15.71	¥ 1,909	$ 14.09	¥ 1,877	$ 16.90